Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Summary of Significant Components of Current and Deferred Income Tax Recovery (Expense)

Significant components of the current and deferred income tax recovery (expense) for the years ended December 31, 2021, 2020 and 2019 are as follows:

	Years ended December 31,
	2021	2020	2019
	$	$	$
Current income tax recovery (expense)	109	(395)	188
Deferred tax:
Origination and reversal of temporary differences	1,291	1,509	2,755
Change in unrecognized tax assets	(1,291)	(1,509)	(2,755)
Total income tax recovery (expense)	109	(395)	188

Summary of Reconciliation of Combined Canadian Federal and Provincial Income Tax Rate to Income Tax Expense

The reconciliation of the combined Canadian federal and provincial corporate income tax rate to the income tax expense is provided below:

	Years ended December 31,
	2021	2020	2019
Combined Canadian federal and provincial statutory income tax rate	26.5%	26.5%	26.5%

	Years ended December 31,
	2021	2020	2019
	$	$	$
Income tax (expense) recovery based on combined statutory income tax rate	2,246	1,252	1,615
Change in unrecognized tax assets	(1,291)	(1,872)	(2,820)

Share issuance costs	367	363	65
Permanent difference attributable to the use of local currency for tax reporting	—	—	35
Change in enacted rates used	—	—	(27)
Impact of expiring tax credits	(1,724)	(481)	—
Provision to filed return adjustments	151	—	—
Permanent difference attributable to net change in fair value of warrant liability	—	304	1,197
Share-based compensation costs	(82)	(16)	(210)
Difference in statutory income tax rate of foreign subsidiaries	226	99	321
Uncertain tax position	—	(123)	—
Other	216	79	12
	109	(395)	188

Summary of (Loss) Income Before Income Taxes

(Loss) income before income taxes is attributable to the Company’s tax jurisdictions as follows:

	Years ended December 31,
	2021	2020	2019
	$	$	$
Germany	(4,383)	(2,042)	(6,010)
Canada	(3,860)	(2,463)	812
United States	(234)	(218)	(1,032)
	(8,477)	(4,723)	(6,230)

Summary of Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2021	2020
	$	$
Deferred tax assets

Operating losses carried forward	205	46
Intangible assets	776	1,318
	981	1,364
Deferred tax liabilities

Accounts receivable	375
Payables and accrued liabilities	7	126
Property, plant and equipment	47	49
Deferred revenues	492	1,073
Other	60	116
	981	1,364
	981	1,364
Deferred tax assets (liabilities), net	—	—

Summary of Significant Components of Unrecognized Deferred Tax Assets

Significant components of deferred tax assets and losses are as follows:

	December 31,
	2021	2020
	$	$
Unrecognized deferred tax assets

Deferred revenues and other provisions	1,680	1,494
Operating losses carried forward	87,734	89,144
Capital losses carried forward	105	—
SR&ED Pool	9,138	9,138
Unused tax credits	2,945	4,668
Employee future benefits	3,396	2,570
Property, plant and equipment	523	495
Intangible assets	—	541
Share issuance expenses	1,110	623
Other	84	—
	106,715	108,673
Unrecognized deferred tax assets	106,715	108,673

Summary of Disclosure of Federal Tax Losses

	Canada
	Federal	Provincial
	$	$
2028	8,054	6,668
2029	4,791	4,773
2030	4,104	4,089
2031	1,753	1,737
2032	4,250	4,250
2033	3,721	3,721
2034	4,153	4,153
2035	10,418	10,452
2036	10,592	10,592
2037	7,343	7,343
2038	6,557	6,557
2039	3,501	3,580
2040	3,808	3,808
2041	4,822	4,822
	77,867	76,545

United States
$
2028	369
2029	178
2034	151
2035	447
2036	195
2037	709
2038	1,224
2039	771
2040	515
2041	234
4,793